THE ADVISORS’ INNER CIRCLE FUND III

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

(the “Funds”)

Supplement dated October 20, 2022

to the

Funds’ Statement of Additional Information (the “SAI”) dated December 29, 2021, as amended

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective immediately, the SAI is hereby amended and supplemented as follows:

In the “The Portfolio Managers” section of the SAI, the last sentence of the “Fund Shares Owned by the Portfolio Managers” section is deleted and replaced with the following table:

Name	Dollar Range of Fund Shares Owned[1]
Randolph Wrighton, Jr., CFA	$100,001 - $500,000 (Emerging Markets Value Fund) $100,001 - $500,000 (International Value Fund)
Sherry Zhang, CFA	$10,001 - $50,000 (Emerging Markets Value Fund)
David Feygenson	$10,001 - $50,000 (Emerging Markets Value Fund)
TJ Carter	$10,001 - $50,000 (International Value Fund)
Patrik Wibom	None

[1]	Valuation date is October 14, 2022.

Please retain this supplement for future reference.

PBH-SK-004-0100